Contingently Redeemable Convertible Preferred Stock - Additional Information (Details)	3 Months Ended
	Mar. 31, 2022 $ / shares shares	Jan. 19, 2022	Jan. 18, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Contingently redeemable preferred stock, shares authorized (in shares)	2,000,000,000		50,000,000	2,000,000,000
Contingently redeemable preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Contingently redeemable preferred stock, shares outstanding (in shares)	0			10,826,000
Contingently redeemable preferred stock, shares issued (in shares)	0			10,826,000
Common stock, exchange ratio		1.6001528688
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of common stock - conversion of contingently redeemable preferred stock to common stock (in shares)	10,800,000